Label	Element	Value
Polen Capital Emerging Markets ex-China Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Polen Capital Emerging Markets ex-China Growth ETF Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Polen Capital Emerging Markets ex-China Growth ETF (the “Fund”) seeks to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account as compared to shares of investment companies that hold investments for a longer period. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.03% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.03%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a non-diversified, actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by investing in a portfolio of common stocks of companies in emerging markets that in the opinion of Polen Capital Management, LLC, the sub-advisor to the Fund (“Polen Capital” or the “Sub-Advisor”), have a sustainable competitive advantage. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes), at the time of initial purchase, in equity or equity-related securities of issuers that are located in an emerging market country, excluding China. Equity and equity-related securities include common and preferred stocks and warrants on common stock. An issuer is considered to be “located” in a particular country on the basis of its domicile, its principal place of business or headquarters, its primary stock exchange listing, and/or the primary source of its revenues (i.e., at least 50% of its revenues are generated in that country). An emerging market country is any country that is included in the MSCI Emerging Markets Index, excluding China. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There is no minimum portion of the Fund’s assets required to be invested in any single country.
The Fund invests in companies that the Sub-Advisor believes have a sustainable competitive advantage within an industry with high barriers to entry. Industries with high barriers to entry include those that are dependent on large amounts of capital investment, government approval of products or services, large-scale distribution systems, and/or patents and other intellectual property. In selecting investments for the Fund, the Sub-Advisor uses intensive fundamental research processes to identify companies that it believes have certain attractive characteristics, which typically reflect an underlying sustainable competitive advantage. Those characteristics include: (i) consistent and sustainable high return on capital; (ii) strong earnings growth and free cash flow generation; (iii) strong balance sheets and; (iv) competent and shareholder-oriented management teams. The Sub-Advisor believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation. Accordingly, the Sub-Advisor focuses on identifying and investing in a concentrated portfolio of high quality growth companies that it believes have a competitive advantage and can deliver sustainable, above-average earnings growth.
In connection with its investment process, the Sub-Advisor integrates issues it believes should be classified as material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long-term financial sustainability. The Sub-Advisor utilizes an ESG framework that assesses how a company serves its key stakeholders, including employees, customers, shareholders, suppliers and other business partners, and the environment. All business issues studied as part of its investment process, including those classified by the Sub-Advisor as material ESG issues, are considered as part of the Sub- Advisor’s holistic assessment of the investment case for each company in the portfolio and its ability to meet the Sub-Advisor’s return expectations. The Sub-Advisor believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital. The Sub-Advisor may still make an investment even if it fails to satisfy the Sub-Advisor’s ESG factors.
Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular investment or issuer than a diversified fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market, including, but not limited to, the technology, consumer discretionary and financial sectors. The extent of the Fund’s focus on certain sectors will change over time and may shift to other sectors, based on the Sub-Advisor’s ongoing evaluation of the Fund’s holdings and of potential investments that meet the Fund’s investment mandate. The Fund will usually sell a security if, in the view of the Sub-Advisor, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Sub-Advisor may also sell a security if it is believed by the Sub-Advisor to be overvalued or if a more attractive investment opportunity exists. Securities may also be sold if they underperform or to implement a revised allocation based on a modified view of market conditions or to invest in cash and cash equivalents. Although the Sub-Advisor may purchase and then sell a security in a shorter period of time, the Sub-Advisor typically invests in securities with the expectation of holding those investments on a long-term basis.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund commenced operations on September 11, 2024, no performance information is presented at this time. Once the Fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus. This information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compares with those of a broad measure of market performance. Updated performance information is available on the Fund’s website at www.imgpfunds.com. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compares with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund commenced operations on September 11, 2024, no performance information is presented at this time. Once the Fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.imgpfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Polen Capital Emerging Markets ex-China Growth ETF | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Non-Diversified Fund Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Polen Capital Emerging Markets ex-China Growth ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with all exchange-traded funds, it is possible to lose money on an investment in the Fund.
Polen Capital Emerging Markets ex-China Growth ETF | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of any bank and is not guaranteed, endorsed or insured by any financial institution, government authority or the Federal Deposit Insurance Corporation (FDIC).
Polen Capital Emerging Markets ex-China Growth ETF | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Emerging Markets Risk. This is the risk that the value of the Fund’s emerging markets investments will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries. Investments in emerging market countries are subject to substantial risks due to, among other factors, different accounting standards and thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

Polen Capital Emerging Markets ex-China Growth ETF | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Currency Risk. This is the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Polen Capital Emerging Markets ex-China Growth ETF | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions.

Polen Capital Emerging Markets ex-China Growth ETF | Foreign Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Foreign Investment Risk. This is the risk that an investment in foreign (non-U.S.) securities may cause the Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments.

Polen Capital Emerging Markets ex-China Growth ETF | Country Regional Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Country/Regional Risk. This is the risk that world events – such as political upheaval, financial troubles, or natural disasters will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is heightened in emerging markets.

Polen Capital Emerging Markets ex-China Growth ETF | Japan Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Japan Investing Risk. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The Japanese economy is characterized by an aging demographic, declining population, large government debt and highly regulated labor market. Economic growth in Japan is dependent on domestic consumption, deregulation and consistent government policy. International trade, particularly with the U.S., also impacts growth of the Japanese economy and adverse economic conditions in the U.S. or other trade partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events). Other factors, such as the occurrence of natural disasters and relations with neighboring countries (including China, South Korea, North Korea and Russia), may also negatively impact the Japanese economy.

Polen Capital Emerging Markets ex-China Growth ETF | Latin America Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Latin America Investing Risk. The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates, high interest rates, high unemployment, government overspending and political instability. Similar conditions in the present or future could impact the Fund’s performance. Many Latin American countries are highly reliant on the exportation of commodities and their economies may be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities. Investments in Latin American countries may be subject to currency risks, such as restrictions on the flow of money in and out of a country, extreme volatility relative to the

U.S. dollar, and devaluation, all of which could decrease the value of the Fund’s investments. Other Latin American investment risks may include inadequate investor protection, less developed regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity. The governments of many Latin American countries may also exercise substantial influence over many aspects of the private sector, and any such exercise could have a significant effect on companies in which the Fund invests. Securities of companies in Latin American countries may be subject to significant price volatility, which could impact Fund performance.

Polen Capital Emerging Markets ex-China Growth ETF | Growth Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

Polen Capital Emerging Markets ex-China Growth ETF | Mid Sized Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Mid-Sized Companies Risk. The Fund may invest a portion of its assets in the securities of midsized companies. Securities of these companies are generally more volatile and less liquid than the securities of large-cap companies. This is because mid-cap companies may be more reliant on a few products, services or key personnel than large-cap companies, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

Polen Capital Emerging Markets ex-China Growth ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

Polen Capital Emerging Markets ex-China Growth ETF | ESG Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	ESG Investing Risk: Because the Fund may take into consideration the environmental, social and governance characteristics of portfolio companies in which it may invest, the Fund may select or exclude securities of certain issuers for reasons other than potential performance. The Fund’s consideration of ESG characteristics in making its investment decisions may reduce or increase the Fund’s exposure to certain issuers, industries, sectors, regions or countries or cause the Fund to forego certain investment opportunities which may lower the performance of the Fund as compared to funds that do not utilize these considerations. Consideration of ESG characteristics is qualitative and subjective by nature, and there is no guarantee that the criteria used by the Sub-Advisor or any judgment exercised by the Sub-Advisor will reflect the opinions of any particular investor. Although an investment by the Fund in a company may satisfy one or more ESG and sustainability factors in the view of the portfolio managers, there is no guarantee that such company actually promotes positive environmental, social or economic developments, and that same company may also fail to satisfy other ESG factors. In addition, the Sub-Advisor may utilize third party data to evaluate ESG factors which may be incomplete or inaccurate and cause the Sub-Advisor to incorrectly assess the ESG characteristics a security or issuer. Funds with ESG investment strategies are generally suited for long-term rather than short-term investors.

Polen Capital Emerging Markets ex-China Growth ETF | Geopolitical Events Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Geopolitical Events Risk. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, trade disputes, supply chain disruptions, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, cybersecurity events, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Polen Capital Emerging Markets ex-China Growth ETF | US Trade Policy Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	U.S. Trade Policy Risk: The Trump administration recently enacted and proposed to enact significant new tariffs on imports from certain countries. Additionally, President Trump has directed various federal agencies to further evaluate key aspects of U.S. trade policy and there has been ongoing discussion and commentary regarding potential significant changes to U.S. trade policies, treaties and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the U.S. Any of these factors could depress economic activity and restrict a portfolio company’s access to suppliers or customers and have a material adverse effect on its business, financial condition or operations, which in turn could negatively impact the Fund.

Polen Capital Emerging Markets ex-China Growth ETF | ETF Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
¡
Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

¡	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
¡	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments
¡	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
¡	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Polen Capital Emerging Markets ex-China Growth ETF | Investment Selection Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Investment Selection Risk. The Sub-Advisor’s portfolio managers may select investments that underperform and investors’ Fund shares may decline in value. This risk may be more significant when the Sub-advisor invests the Fund’s holdings in a limited number of securities, as may be the case with the Fund, because an individual holding can magnify the potential for gains and losses securities due to its proportional impact on the value of the Fund’s shares.

Polen Capital Emerging Markets ex-China Growth ETF | New Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	New Fund Risk. The Fund has limited operating history for investors to evaluate. Its performance may not represent how the Fund is expected to or may perform in the long term. In addition, new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Polen Capital Emerging Markets ex-China Growth ETF | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.

Polen Capital Emerging Markets ex-China Growth ETF | Large Shareholder Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Large Shareholder Risk. Certain shareholders may from time to time own a substantial amount of the shares of the Fund. In addition, a third party investor, the advisor or an affiliate of the advisor, an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares.

Polen Capital Emerging Markets ex-China Growth ETF | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Polen Capital Emerging Markets ex-China Growth ETF | Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or The Sub-Advisor’s control, including instances at third parties. The Fund, the Advisor and the Sub-Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Polen Capital Emerging Markets ex-China Growth ETF | Regulatory Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or that could adversely impact the Fund’s performance.

Polen Capital Emerging Markets ex-China Growth ETF | Smaller Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Smaller Companies Risk. The Fund may invest a portion of its assets in the securities of small-sized companies. Securities of small-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because small companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

Polen Capital Emerging Markets ex-China Growth ETF | Securities Lending Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Securities Lending Risk: Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of the Fund’s shares may fall. The value of the Fund’s shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

Polen Capital Emerging Markets ex-China Growth ETF | Settlement Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign taxes on income from sources in such countries.

Polen Capital Emerging Markets ex-China Growth ETF | Sector Weightings Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Sector Weightings Risk. The Fund may from time to time emphasize investments in a particular sector as a result of the implementation of its principal investment strategies. To the extent that the Fund emphasizes investments in a particular sector, the Fund has the potential to be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, Fund may potentially face more risks than if it were diversified broadly over numerous sectors.
¡	Technology Sector Risk. The Fund may invest a significant portion of its assets in the technology sector. Technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.

¡	Consumer Discretionary Sector Risk. The Fund may invest a significant portion of its assets in the consumer discretionary sector. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, supply chains, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
¡	Financial Sector Risk. The Fund may invest a significant portion of its assets in the financial services sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.

Polen Capital Emerging Markets ex-China Growth ETF | Polen Capital Emerging Markets ex-China Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
One Year	rr_ExpenseExampleYear01	$ 102
Three Years	rr_ExpenseExampleYear03	318
Five Years	rr_ExpenseExampleYear05	552
Ten Years	rr_ExpenseExampleYear10	$ 1,225

[1]	The Fund’s Rule 12b-1 Plan is authorized but inactive, such that no related fees accrue to the Fund.